Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Lease liabilities.
Schedule of continuity of lease liabilities

(Restated note 2)
Lease liabilities at January 1, 2021	$252
Additions	2,252
Interest expense	182
Lease payments	(319)
Cumulative translation adjustment	(46)
Lease liabilities at December 31, 2021	2,321
Additions	1,415
Interest expense	329
Lease payments	(688)
Cumulative translation adjustment	292
Lease liabilities at December 31, 2022	$3,669

As of December 31, 2022
Lease obligations	$3,669
Less current portion	680
Non-current portion	$2,989

Schedule of contractual undiscounted cash flows

As at December 31, 2022
Less than one year	715
Year 2	671
Year 3	609
Year 4	609
Year 5	609
More than 5 years	2,094
Total contractual undiscounted cash flows	5,307